FINANCIAL INSTRUMENTS - Financial assets (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
Total financial assets	Rp 33,857	Rp 33,555
Amortized cost | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Total financial assets	18,241	17,435
Amortized cost | Trade and other receivables
FINANCIAL RISK MANAGEMENT
Total financial assets	11,272	9,928
Amortized cost | Contract asset
FINANCIAL RISK MANAGEMENT
Total financial assets	944	1,560
Amortized cost | Other current financial asset
FINANCIAL RISK MANAGEMENT
Total financial assets	483	844
Amortized cost | Other non-current assets
FINANCIAL RISK MANAGEMENT
Total financial assets	290	443
FVTPL | Equity investments
FINANCIAL RISK MANAGEMENT
Total financial assets	1,210	1,953
FVTPL | Other long-term investments
FINANCIAL RISK MANAGEMENT
Total financial assets	989	709
FVTPL | Mutual funds
FINANCIAL RISK MANAGEMENT
Total financial assets	71	470
FVTPL | Convertible Bonds
FINANCIAL RISK MANAGEMENT
Total financial assets	Rp 357	Rp 213